[GRAPHIC OMITTED]
SEMI-ANNUAL
REPORT FOR
THE PRINCIPAL CLASS

MONEY MARKET PORTFOLIO

February 28, 2002

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

     U.S. gross domestic product declined 1.3% in the third quarter of 2001, as the September 11 tragedy exacerbated an already weak economy. Manufacturing was the most troubled sector last year, with an average monthly index reading of 43.9, a 19-year low. Rising unemployment was also a problem, as almost one million jobs were lost in the wake of September 11. As was the case earlier in 2001, the consumer's appetite to spend remained the one bright spot. To restore economic vitality, the Federal Reserve maintained a year-long policy of monetary ease. In 2001, the Fed reduced the federal funds rate eleven times, lowering the target rate from 6.50% to 1.75%, a forty year low. The Fed's actions were made easier by the continued good news on inflation. For the year, producer prices actually declined 1.8%, while consumer prices rose a mild 1.6%, helped by lower energy costs. Yields on money market securities moved lower in tandem with the Fed's rate cuts. Since the last easing in December 2001 overnight yields have traded near the federal funds rate of 1.75%, while one-year yields rose to 2.3% at year-end and to 2.45% by the end of February. The steepening of the money market yield curve in early 2002 reflected the growing sentiment in the market that an imminent economic recovery would cause rates to move higher in the second half of 2002.

     The decline in short-term taxable money market rates led the RBB Money Market Fund to maintain extended average weighted maturities of 50-60 days for most of the last two quarters. Expectations of redemptions in March, however, led the fund to shorten maturities to 37 days by the end of February. Credit quality also remained a key factor in managing the fund. Certain taxable commercial paper programs were avoided and with narrow yield spreads between commercial paper and government obligations, the funds increased holdings of the latter. On February 28, 2002, assets were $1.169 billion in RBB Money Market.

                     BlackRock Institutional Management Corporation
                     (Please dial toll-free 800-430-9618 for questions regarding your account or contact your broker.)

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

                                                       PAR
                                                      (000)           VALUE
                                                     -------      -------------
CERTIFICATES OF DEPOSIT--14.0%
DOMESTIC CERTIFICATES OF DEPOSIT--9.0%
HSBC Bank USA
   1.810% 05/13/02 ..............................    $40,000      $   40,000,000
Washington Mutual Bank
   1.900% 03/18/02 ..............................     65,000          65,000,000
                                                                  --------------
                                                                     105,000,000
                                                                  --------------
EURODOLLAR CERTIFICATES OF DEPOSIT--1.3%
Credit Agricole Indosuez Yankee
   3.625% 09/06/02 ..............................     15,000          14,999,240
                                                                  --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--3.7%
Canadian Imperial Bank of Commerce
   4.270% 04/23/02 ..............................     10,000           9,999,993
   4.295% 04/23/02 ..............................     10,000           9,999,859
Royal Bank of Canada
   4.028% 07/15/02 ..............................     13,000          12,999,882
   3.805% 07/26/02 ..............................      6,000           5,999,295
Toronto-Dominion Bank (The)
   4.045% 07/30/02 ..............................      5,000           4,997,884
                                                                  --------------
                                                                      43,996,913
                                                                  --------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $163,996,153) ......................                    163,996,153
                                                                  --------------
COMMERCIAL PAPER--46.6%
ASSET BACKED SECURITIES--22.7%
Concord Minutemen Capital Co.
   1.800% 04/19/02 ..............................     24,177          24,117,766
Crown Point Capital Co.
   1.800% 04/18/02 ..............................     13,813          13,779,849
   1.900% 04/19/02 ..............................     43,439          43,326,662
Edison Asset Securitization LLC
   1.680% 03/22/02 ..............................     30,000          29,970,600
Emerald Corp.
   1.850% 05/01/02 ..............................     28,511          28,421,626
Fairway Finance Corp.
   1.820% 03/08/02 ..............................     20,851          20,843,621
Fcar Owner Trust II
   1.790% 03/08/02 ..............................     25,000          24,991,299


                                                       PAR
                                                      (000)           VALUE
                                                     -------      -------------
ASSET BACKED SECURITIES--(CONTINUED)
Liberty Lighthouse Capital Co.
   1.840% 03/07/02 ..............................    $25,157      $   25,149,285
Pennine Funding LLC
   1.800% 03/25/02 ..............................     55,000          54,934,000
                                                                  --------------
                                                                     265,534,708
                                                                  --------------
BANKS--8.7%
AB Spintab
   1.820% 03/07/02 ..............................     50,000          49,984,833
Depfa-Finance N.V
   1.810% 03/11/02 ..............................     16,500          16,491,704
   1.830% 05/14/02 ..............................     35,000          34,868,342
                                                                  --------------
                                                                     101,344,879
                                                                  --------------
FINANCE SERVICES--3.3%
Credit Suisse First Boston USA, Inc.
   1.630% 04/15/02 ..............................     38,580          38,501,393
                                                                  --------------
LIFE INSURANCE--2.1%
ZCM Matched Funding Corp.
   2.000% 03/04/02 ..............................     25,000          24,995,833
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--4.8%
Countrywide Home Loans, Inc.
   1.870% 03/27/02 ..............................     30,000          29,959,483
   1.870% 03/28/02 ..............................     15,000          14,978,962
   1.900% 04/02/02 ..............................     11,130          11,111,203
                                                                  --------------
                                                                      56,049,648
                                                                  --------------
PHARMACEUTICAL PREPARATIONS--0.8%
American Home Products Corp.
   1.890% 04/05/02 ..............................      9,000           8,983,463
                                                                  --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--4.2%
General Electric Capital Corp.
   2.000% 05/06/02 ..............................     50,000          49,816,667
                                                                  --------------
     TOTAL COMMERCIAL PAPER
       (Cost $545,226,591) ......................                    545,226,591
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

                                                       PAR
                                                      (000)           VALUE
                                                     -------      -------------
MUNICIPAL BONDS--7.4%
CALIFORNIA--3.7%
California Housing Finance Agency
   Home Mortgage VRDN RB
   Series 1999 (Commerzbank LOC)+
   1.850% 03/06/02 ..............................    $42,915      $   42,915,000
                                                                  --------------
FLORIDA--0.1%
Coral Springs VRDN IDR (Alliance
   Corp.) (Suntrust Bank,
   Central FL LOC) Series 1995+
   1.950% 03/06/02 ..............................      1,700           1,700,000
                                                                  --------------
GEORGIA--0.7%
De Kalb County Development
   Authority VRDN (Emory
   University Project)
   Series 1995 B+
   1.900% 03/06/02 ..............................      8,370           8,370,000
                                                                  --------------
INDIANA--0.1%
Bremen IDR Bond VRDN (Universal
   Bearing, Inc. Project) Series 1996 B
   (Society National Bank,
   Cleveland LOC)+
   2.100% 03/07/02 ..............................        725             725,000
                                                                  --------------
KENTUCKY--0.4%
Boone County Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B (Societe
   Generale LOC)+
   2.000% 03/06/02 ..............................      4,200           4,200,000
                                                                  --------------
MISSISSIPPI--0.8%
Mississippi Business Finance Corp.
   IDR RB (Dana Lighting Project)
   Series 1995 (Suntrust Bank, N.A.,
   LOC)+
   1.950% 03/06/02 ..............................      4,100           4,100,000
Mississippi Business Finance Corp.
   IDR RB VRDN (Dana Lighting Inc.)
   Series 1995 (Suntrust Bank,
   Central FL LOC)+
   1.950% 03/06/02 ..............................      5,100           5,100,000
                                                                  --------------
                                                                       9,200,000
                                                                  --------------


                                                       PAR
                                                      (000)           VALUE
                                                     -------      -------------
NORTH CAROLINA--0.4%
City of Asheville VRDN (Wachovia
   Bank LOC)+
   1.850% 03/06/02 ..............................    $ 5,000      $    5,000,000
                                                                  --------------
TEXAS--1.3%
South Central Texas IDR Corp.
   Taxable RB VRDN (Rhor Industries
   Project) Series 1990
   (NBD Bank N.A. LOC)+
   2.000% 03/06/02 ..............................     14,800          14,800,000
                                                                  --------------
     TOTAL MUNICIPAL BONDS
       (Cost $86,910,000) .......................                     86,910,000
                                                                  --------------
VARIABLE RATE OBLIGATIONS--8.2%
BANKS--6.1%
Citigroup Inc.++
   1.810% 03/12/02 ..............................     41,000          41,000,000
First Union National Bank++
   2.120% 03/06/02 ..............................     18,000          18,026,231
Natexis Banque Populares++
   1.800% 03/28/02 ..............................     12,000          11,998,928
                                                                  --------------
                                                                      71,025,159
                                                                  --------------
SECURITY BROKERS & DEALERS--2.1%
Salomon Smith Barney Holdings Inc.++
   2.161% 04/01/02 ..............................     25,000          25,036,426
                                                                  --------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $96,061,585) .......................                     96,061,585
                                                                  --------------
AGENCY OBLIGATIONS--1.9%
Federal Home Loan Mortgage Corporation--0.6%
   1.880% 11/07/02 ..............................      7,000           6,908,246
                                                                  --------------
Federal National Mortgage Association--1.3%
   4.210% 03/08/02 ..............................      5,000           4,995,907
   6.750% 08/15/02 ..............................     10,000          10,129,467
                                                                  --------------
                                                                      15,125,374
                                                                  --------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $22,033,620) .......................                     22,033,620
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

                                                       PAR
                                                      (000)           VALUE
                                                     -------      -------------
MEDIUM TERM NOTES--6.8%
General Electric Capital Corp.
   3.815% 07/30/02 ..............................    $10,000      $   10,000,000
Goldman Sachs Group Inc.
   3.740% 04/30/02 ..............................     24,000          24,000,000
   3.610% 05/31/02 ..............................     19,000          19,000,000
   1.830% 06/17/02 ..............................     19,000          19,000,000
Merrill Lynch & Co. Inc.
   4.300% 04/24/02 ..............................      7,000           7,000,000
                                                                  --------------
     TOTAL MEDIUM TERM NOTES
       (Cost $79,000,000) .......................                     79,000,000
                                                                  --------------
GUARANTEED INVESTMENT CONTRACT--3.4%
LIFE INSURANCE--3.4%
Transamerica Life Insurance &
   Annuity Co.+
   2.221% 03/05/03 ..............................     40,000          40,000,000
                                                                  --------------
     TOTAL GUARANTEED INVESTMENT CONTRACT
       (Cost $40,000,000) .......................                     40,000,000
                                                                  --------------
REPURCHASE AGREEMENTS--11.4%
J.P. Morgan Chase Bank (Agreement
   dated 02/28/02 to be repurchased at
   $87,004,519 collateralized by
   $89,610,077 Federal Gold Strip
   Principal due 10/01/27 to 06/01/31
   Market Value of collateral is
   $87,000,075.)
   1.870% 03/01/02 ..............................     87,000          87,000,000
Morgan Stanley & Co. Inc.
   (Agreement dated 02/28/02 to be
   repurchased at $45,902,423
   collateralized by $12,841,415
   Federal National  Mortgage
   Association bonds 7.00% to
   6.00% due 07/01/06 to 02/01/32
   and Federal Mortgage Association
   Corporation collateralized by
   $33,218,347 at a rate of 2.32%
   due 02/15/30.  Market Value of
   collateral is $47,441,554.)
   1.900% 03/01/02 ..............................     45,900          45,900,000
                                                                  --------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $132,900,000) ......................                    132,900,000
                                                                  --------------


                                                                      VALUE
                                                                  -------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $1,166,127,949*) .......................                 $1,166,127,949
                                                                  --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% .........................                      3,389,560
                                                                  --------------
NET ASSETS--100.0% ..............................                 $1,169,517,509
                                                                  ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE
   ($1,169,517,509 (DIVIDE) 1,169,450,429) ......                          $1.00
                                                                           =====
*  Also cost for Federal income tax purposes.

+ Variable Rate Demand Note -- The interest rate shown is the rate as of February 28, 2002 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

++ Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 2002 and the maturity date shown is the next interest rate readjustment date or the maturity date.

INVESTMENT ABBREVIATIONS
IDR ..............................................Industrial Development Revenue
LOC ............................................................Letter of Credit
VRDN ..................................................Variable Rate Demand Note

                 See Accompanying Notes to Financial Statements.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002
                                   (UNAUDITED)

Investment Income
   Interest ............................................           $17,475,149
                                                                   -----------
Expenses
   Distribution fees ...................................             2,895,545
   Investment advisory fees ............................             2,368,612
   Registration fees ...................................               324,000
   Printing fees .......................................               199,182
   Legal fees ..........................................               167,497
   Custodian fees ......................................               102,025
   Transfer agent fees .................................                94,132
   Audit fees ..........................................                65,989
   Directors' fees .....................................                47,428
   Insurance expense ...................................                13,123
   Miscellaneous .......................................                 8,399
   Service organization fees ...........................                 7,288
                                                                   -----------
        Total expenses .................................             6,293,220

   Less fees waived ....................................              (551,376)
   Less expense reimbursement by advisor ...............              (517,162)
                                                                   -----------
        Net expenses ...................................             5,224,682
                                                                   -----------
Net investment income ..................................            12,250,467
                                                                   -----------
Realized gain on investments ...........................                64,203
                                                                   -----------
Net increase in net assets resulting from operations ...           $12,314,670
                                                                   ===========

                 See Accompanying Notes to Financial Statements.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE              FOR THE
                                                                   SIX MONTHS ENDED         YEAR ENDED
                                                                  FEBRUARY 28, 2002      AUGUST 31, 2001
                                                                  -----------------      ---------------
                                                                      (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income ..................................          $   12,250,467        $   59,582,670
  Net gain on investments ................................                  64,203               105,064
                                                                    --------------        --------------
  Net increase in net assets resulting from operations ...              12,314,670            59,687,734
                                                                    --------------        --------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares .......................................              (6,139,116)          (24,842,700)
    Cash Preservation shares .............................                  (1,776)              (13,247)
    Bear Stearns shares ..................................                     (63)                   --
    Principal shares .....................................              (3,166,897)          (12,476,504)
    Sansom Street shares .................................              (2,942,615)          (12,942,542)
    Select shares ........................................                      --            (9,307,677)
                                                                    --------------        --------------

      Total Dividends to shareholders ....................             (12,250,467)          (59,582,670)
                                                                    --------------        --------------
Net capital share transactions ...........................              (6,452,037)         (228,925,598)
                                                                    --------------        --------------
Total decrease in net assets .............................              (6,387,834)         (228,820,534)
Net Assets:
  Beginning of period ....................................           1,175,905,343         1,404,725,877
                                                                    --------------        --------------
  End of period ..........................................          $1,169,517,509        $1,175,905,343
                                                                    ==============        ==============

                 See Accompanying Notes to Financial Statements.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (a)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     MONEY MARKET PORTFOLIO
                                                       -----------------------------------------------------------------------------
                                                            FOR THE             FOR THE            FOR THE
                                                          SIX MONTHS             YEAR               YEAR            FOR THE PERIOD
                                                             ENDED               ENDED              ENDED          JUNE 1, 1999 TO
                                                       FEBRUARY 28, 2002    AUGUST 31, 2001    AUGUST 31, 2000    AUGUST 31, 1999(b)
                                                       -----------------    ---------------    ---------------    ------------------
                                                          (UNAUDITED)
Net asset value, beginning of year or period .........      $   1.00            $   1.00           $   1.00             $   1.00
                                                            --------            --------           --------             --------
Income from investment operations:
   Net investment income .............................        0.0010              0.0483             0.0532               0.0110
                                                            --------            --------           --------             --------
     Total net income from investment operations .....        0.0010              0.0483             0.0532               0.0110
                                                            --------            --------           --------             --------
Less distributions
   Dividends (from net investment income) ............       (0.0010)            (0.0483)           (0.0532)             (0.0110)
                                                            --------            --------           --------             --------
     Total distributions .............................       (0.0010)            (0.0483)           (0.0532)             (0.0110)
                                                            --------            --------           --------             --------
Net asset value, end of year or period ...............      $   1.00            $   1.00           $   1.00             $   1.00
                                                            ========            ========           ========             ========
Total Return .........................................        .84%(e)              4.94%              5.46%              1.10%(e)

Ratios /Supplemental Data
   Net assets, end of period (000) ...................      $297,725            $297,115           $217,520             $218,530
   Ratios of expenses to average net assets ..........     .77%(c)(d)             .77%(c)            .77%(c)           .77%(c)(d)
   Ratios of net investment income to
     average net assets ..............................       2.02%(d)              4.71%              5.32%              4.36%(d)

(a) Financial highlights relate solely to the Principal Family of shares within the portfolio.

(b) On June 1, 1999 the Money Market Portfolio's Principal Class began operations.

(c) Without the waiver of advisory and transfer agent fees and reimbursement of certain operating  expenses,  the ratios of expenses to average net assets for the Money Market Portfolio would have been .94% for the six months ended February 28, 2002, .88%, .85%
    and .85% for the periods ended August 31, 2001, 2000 and 1999, respectively.

(d) Annualized.

(e) Non-Annualized.

                See Accompanying Notes to Financial Statements.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 20.97 billion shares are currently classified into ninety-four classes. Each class represents an interest in one of thirteen investment portfolios of the Fund. The classes have been grouped into fourteen separate "families", nine of which have begun investment operations: the Bedford Family, the Sansom Street Family, the Cash Preservation Family, the Principal Family, the Bear Stearns Money Market Family, the n/i numeric investors Family, the Boston Partners Family, the Bogle Family and the Schneider Family. The Sansom Street Family represents interests in one portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed, to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB funds.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL TAXES -- No provision is made for federal taxes. It is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities fall below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to the portfolio described herein and also serves as administrator for the Money Market Portfolio. For the Money Market Portfolio, BIMC and PFPC, Inc. ("PFPC") have entered into a delegation agreement, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the portfolio's average daily net assets:

           PORTFOLIO                              ANNUAL RATE
     -----------------------     ---------------------------------------------
     Money Market Portfolio      .45% of first $250 million of net assets;
                                 .40% of next $250 million of net assets;
                                 .35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within the portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2002, advisory fees and waivers for the investment portfolio were as follows:

                                        GROSS                          NET
                                      ADVISORY                      ADVISORY
                                         FEE         WAIVER            FEE
                                     -----------    ---------      ----------
     Money Market Portfolio          $2,368,612     $(473,276)     $1,895,336

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The investment advisor/administrator may voluntarily waive and/or reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the six months ended February 28, 2002, the expense caps were as follows:

     PORTFOLIO                               CLASS OF SHARES        EXPENSE CAP
     ---------                               -----------------      -----------
     Money Market Portfolio                  Bedford                    1.00%
                                             Cash Preservation           .95
                                             Bear Stearns               1.00
                                             Sansom Street               .49
                                             Principal                   .77

     Reimbursed expenses for the six months ended February 28, 2002 were $517,162 for the Money Market Portfolio.

     PFPC Trust Co. serves as custodian for the Fund's portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the portfolio's average gross assets:

           PORTFOLIO                               ANNUAL RATE
     ----------------------     ------------------------------------------------
     Money Market Portfolio     .25% of first $50 million of gross assets;
                                .02% of next $50 million of gross assets;
                                .015% of gross assets in excess of $100 million.

     PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 2002, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                                                   GROSS                                     NET
                                                              TRANSFER AGENCY                          TRANSFER AGENCY
                                                                    FEE                 WAIVER               FEE
                                                              ----------------         --------        ---------------
Money Market Portfolio
     Bedford Class                                                $71,250              $(71,250)                 --
     Cash Preservation Class                                        2,950                (2,950)                 --
     Bear Stearns Class                                                --                    --                  --
     Principal Class                                                3,900                (3,900)                 --
     Sansom Street Class                                           16,032                    --             $16,032
                                                                  -------              --------             -------
        Total Money Market Portfolio                              $94,132              $(78,100)            $16,032
                                                                  =======              ========             =======

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into a Distribution Contract with PFPC Distributors Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     The plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford, Cash Preservation, Principal and Bear Stearns Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the six months ended February 28, 2002, distribution fees paid to PFPC Distributors for each class were as follows:

                                                                    DISTRIBUTION
                                                                         FEE
                                                                    ------------
                      Money Market Portfolio
                          Bedford Class                              $2,202,999
                          Cash Preservation Class                           379
                          Bear Stearns Class                                 --
                          Principal Class                               626,239
                          Sansom Street Class                            65,928
                                                                     ----------
                              Total Money Market Portfolio           $2,895,545
                                                                     ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 2002, service organization fees were $7,288 for the Money Market Portfolio.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                MONEY MARKET PORTFOLIO
                                                     ------------------------------------------
                                                          FOR THE                    FOR THE
                                                     SIX MONTHS ENDED              YEAR ENDED
                                                     FEBRUARY 28, 2002          AUGUST 31, 2001
                                                     -----------------          ---------------
                                                        (UNAUDITED)
                                                           VALUE                     VALUE
                                                     -----------------          ---------------
Shares sold:
     Bedford Class                                    $   481,665,639           $   977,375,528
     Cash Preservation Class                                   79,595                   239,568
     Bear Stearns Class**                                      86,324                        --
     Principal Class                                      322,682,458               574,335,866
     Sansom Street Class                                  871,323,599             1,562,347,829
     Select Class*                                                 --               947,199,090
                                                      ---------------           ---------------
        Total Shares Sold                               1,675,837,615             4,061,497,881
Shares issued on reinvestment of dividends:
     Bedford Class                                          6,562,494                25,009,271
     Cash Preservation Class                                    1,897                    13,843
     Bear Stearns Class**                                          50                        --
     Principal Class                                        3,354,321                12,586,542
     Sansom Street Class                                      179,751                   725,168
                                                      ---------------           ---------------
        Total Shares Reinvested                            10,098,513                38,334,824
 Shares repurchased:
     Bedford Class                                       (551,903,774)             (780,367,053)
     Cash Preservation Class                                 (124,325)                 (471,279)
     Bear Stearns Class**                                     (24,840)                       --
     Principal Class                                     (325,439,971)             (507,329,527)
     Sansom Street Class                                 (814,895,255)           (1,688,185,685)
     Select Class*                                                 --            (1,352,404,759)
                                                      ---------------           ---------------
        Total Shares Repurchased                       (1,692,388,165)           (4,328,758,303)
                                                      ---------------           ---------------
 Net increase (decrease)                              $    (6,452,037)          $  (228,925,598)
                                                      ===============           ===============
 Principal Shares authorized                            1,500,000,000             1,500,000,000
                                                      ===============           ===============

*  The Select Class of shares was liquidated on January 31, 2001.
** The Bear Stearns Class began operations on November 28, 2001.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

NOTE 4. NET ASSETS

     At February 28, 2002, net assets consisted of the following:

                                                              MONEY MARKET
                                                                PORTFOLIO
                                                             --------------
Paid-in capital                                              $1,169,450,429
Accumulated net realized gain/(loss) on investments                  67,080
                                                             --------------
   Total net assets                                          $1,169,517,509
                                                             ==============

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interest in the Money Market Portfolio: Cash Preservation, Sansom Street, Principal and Bear Stearns. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation class and the Bear Stearns classes are not represented in this report due to their immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY (a)

                                                                                MONEY MARKET PORTFOLIO
                                            ----------------------------------------------------------------------------------------
                                                  FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                                SIX MONTHS           YEAR              YEAR              YEAR              YEAR
                                                   ENDED             ENDED             ENDED             ENDED             ENDED
                                            FEBRUARY 28, 2002   AUGUST 31, 2001   AUGUST 31, 2000   AUGUST 31, 1999  AUGUST 31, 1998
                                            -----------------   ---------------   ---------------   ---------------  ---------------
                                               (UNAUDITED)
Net asset value,beginning of period .......      $   1.00          $   1.00          $   1.00           $   1.00         $   1.00
                                                 --------          --------          --------           --------         --------
Income from investment operations:
   Net investment income ..................        0.0089            0.0460            0.0512             0.0425           0.0473
                                                 --------          --------          --------           --------         --------
     Total net income from investment
       operations .........................        0.0089            0.0460            0.0512             0.0425           0.0473
                                                 --------          --------          --------           --------         --------
Less distributions
   Dividends (from net investment income) .       (0.0089)          (0.0460)          (0.0512)           (0.0425)         (0.0473)
                                                 --------          --------          --------           --------         --------
     Total distributions ..................       (0.0089)          (0.0460)          (0.0512)           (0.0425)         (0.0473)
                                                 --------          --------          --------           --------         --------
Net asset value, end of period ............      $   1.00          $   1.00          $   1.00           $   1.00         $   1.00
                                                 ========          ========          ========           ========         ========
     Total Return .........................        .89%(b)            4.70%             5.24%              4.34%            4.84%

Ratios /Supplemental Data
   Net assets, end of period (000) ........      $613,286          $676,964          $423,977           $360,123         $762,739

   Ratios of expenses to
     average net assets ...................    1.00%(c)(d)          1.00%(c)           .97%(c)            .97%(c)          .97%(c)
   Ratios of net investment income to
     average net assets ...................       1.81%(d)            4.46%             5.15%              4.25%            4.73%

(a) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

(b) Non-Annualized.

(c) Without the waiver of  advisory,  administration  and transfer  agent fees and without the  reimbursement  of certain  operating expenses,  the ratios of expenses to average net assets for the Money Market  Portfolio would have been 1.21% for the six months ended February 28, 2002, 1.19%,  1.05%, 1.08% and 1.10% for the years ended August 31, 2001, 2000, 1999 and 1998,  respectively.
    For the Municipal Money Market Portfolio,  the ratios of expenses to average net assets would have been 1.31% for the six months ended February 28, 2002, 1.29%, 1.21%, 1.15% and 1.15% for the years ended August 31, 2001, 2000, 1999 and 1998, respectively.

(d) Annualized.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 2001

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY (a)

                                                                                MONEY MARKET PORTFOLIO
                                            ----------------------------------------------------------------------------------------
                                                  FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                                SIX MONTHS           YEAR              YEAR              YEAR              YEAR
                                                   ENDED             ENDED             ENDED             ENDED             ENDED
                                            FEBRUARY 28, 2002   AUGUST 31, 2001   AUGUST 31, 2000   AUGUST 31, 1999  AUGUST 31, 1998
                                            -----------------   ---------------   ---------------   ---------------  ---------------
                                               (UNAUDITED)
Net asset value, beginning of period ......      $   1.00          $   1.00          $   1.00           $   1.00         $   1.00
                                                 --------          --------          --------           --------         --------
Income from investment operations:

   Net investment income ..................        0.0115            0.0511            0.0560             0.0473           0.0520
                                                 --------          --------          --------           --------         --------
     Total net income from investment
       operations .........................        0.0115            0.0511            0.0560             0.0473           0.0520
                                                 --------          --------          --------           --------         --------
Less distributions
   Dividends (from net investment income) .       (0.0115)          (0.0511)          (0.0560)           (0.0473)         (0.0520)
                                                 --------          --------          --------           --------         --------
     Total distributions ..................       (0.0115)          (0.0511)          (0.0560)           (0.0473)         (0.0520)
                                                 --------          --------          --------           --------         --------
Net asset value, end of period ............      $   1.00          $   1.00          $   1.00           $   1.00         $   1.00
                                                 ========          ========          ========           ========         ========
Total Return ..............................       1.15%(b)          5.23%               5.75%              4.83%            5.34%
Ratios /Supplemental Data

   Net assets, end of period (000) ........      $258,268          $201,632          $326,745           $841,887         $684,066
   Ratios of expenses to average net assets     .49%(c)(d)           .49%(c)           .49%(c)            .49%(c)          .49%(c)
   Ratios of net investment income to
     average net assets ...................       2.30%(d)            5.23%             5.42%              4.73%            5.20%

(a) Financial highlights relate solely to the Sansom Street Class of shares within the portfolio.

(b) Non-Annualized.

(c) Without the waiver of advisory  fees and  reimbursement  of certain  operating  expenses,  the ratios of expenses to average net assets for the Money Market Portfolio would have been .56% for the six months ended February 28, 2002, .61%, .61%, .62% and .62%
    for the years ended August 31, 2001, 2000, 1999 and 1998, respectively.

(d) Annualized.

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

ADMINISTRATOR/TRANSFER AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
3200 Horizon Dr.
King of Prussia, PA 19046

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996






The financial information included herein is taken from the records of each Fund without examination by independent accountants who do not express an opinion thereon.